Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Leases
The Company leases certain office space in Seattle and Spokane, Washington and Barcelona, Spain with the lease terms ranging from 21 to 137 months. These leases require monthly lease payments that may be subject to annual increases throughout the lease term. Certain of these leases also include renewal options at the election of the Company to renew or extend the lease for an additional 1 to 7 years. These renewal options have not been considered in the determination of the ROU assets and lease liabilities associated with these leases as the Company has determined it is not reasonably certain it will exercise such options.
In September 2018, the Company entered into a non-cancellable sublease agreement for a portion of one of its leased facilities that commenced on November 1, 2018. In February 2020, the Company amended the sublease to extend the term for an additional two years. Under the term of the amended sublease agreement, the Company will receive an additional $1.4 million in base lease payments plus reimbursement of certain operating expenses over the term of the sublease, which ends in October 2022.
In April 2021, the Company entered into a non-cancellable sublease agreement for a portion of one of its leased facilities that commenced on September 1, 2021. Under the terms of the sublease agreement, the Company will receive $1.7 million in base lease payments plus reimbursement of certain operating expenses over the term of the sublease, which ends in August 2024. The subtenant has the option to renew the sublease for one additional year.
The components of lease cost were as follows (in thousands):

Year Ended December 31, 2021
Operating lease cost	$4,078
Short-term lease cost	138
Sublease income	(953)
Total lease cost	$3,263
Other information related to leases was as follows (in thousands):

Year Ended December 31, 2021
Cash paid for operating lease liabilities	$4,313
Lease term and discount rate were as follows:

December 31, 2021
Weighted-average discount rate	7.14%
Weighted-average remaining lease term (years)	7.65
Maturities of lease liabilities were as follows as of December 31, 2021 (in thousands):

Year Ending December 31	Amounts
2022	$4,305
2023	4,693
2024	4,563
2025	4,693
2026	4,429
Thereafter	13,781
Total lease payments	36,464
Less: imputed interest	(8,833)
Present value of lease liabilities	27,631
Less: current portion of lease liabilities	(2,433)
Total lease liabilities, noncurrent	$25,198
Under ASC Topic 840, Leases, contractual commitments related to operating leases were as follows as of December 31, 2020 (in thousands):

Year Ending December 31	Amounts
2021	$4,356
2022	4,303
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total	$40,557
Net rent expense was $3.6 million and $4.0 million for the years ended December 31, 2020 and 2019, respectively. Net rent expense includes sublease income of $0.7 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively.
Guarantees and Indemnification
In the ordinary course of business to facilitate sales of its services, the Company has entered into agreements with, among others, suppliers, and partners that include guarantees or indemnity provisions. The Company also enters into indemnification agreements with its officers and directors, and the Company’s certificate of incorporation and bylaws include similar indemnification obligations to its officers and directors. To date, there have been no claims under any indemnification provisions, therefore there is no accrual of such amounts for any of the periods presented. The Company is unable to determine the maximum potential impact of these indemnifications on the consolidated financial statements and maintains director and officer insurance coverage that would generally enable it to recover a portion of any future amounts paid.
Litigation and Other
From time to time, the Company is or may become party to litigation and subject to claims incurred in the ordinary course of business, including personal injury and indemnification claims, intellectual property claims, labor and employment claims, threatened claims, breach of contract claims, and other matters, class action lawsuits, and actions brought by government authorities, alleging violations of employment classification laws, labor and other laws that would apply to employees, consumer protection laws, data protection laws, or other laws. In addition, in the ordinary course of business, the Company’s Trust & Safety team receives claims pursuant to the Rover Guarantee program, as well as claims and threats of legal action that arise from pet sitting services booked through the Company’s website and/or applications. Various parties have from time to time claimed and may claim in the future, that the Company is liable for damages related to accidents or other incidents involving pets, pet parents, pet service providers, and third parties.
The Company is involved in a number of legal proceedings concerning matters arising in connection with the conduct of its business activities, some of which are at preliminary stages and some of which seek an indeterminate amount of damages. The Company regularly evaluates the status of legal proceedings in which it is involved to assess whether a loss is probable or there is a reasonable possibility that a loss or additional loss may have been incurred to determine if accruals are appropriate. The Company accrues a liability when management believes information available prior to the issuance of the consolidated financial statements indicates it is probable a loss has been incurred as of the date of the consolidated financial statements and the amount of loss can be reasonably estimated. For the cases described below, management is unable to provide a meaningful estimate of the possible loss or range of possible loss because, among other reasons, (i) the proceedings are in preliminary stages; (ii) specific damage amounts have not been sought; (iii) damages sought are, in our view, unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; or (v) there are significant factual issues to be resolved. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although the results of litigation and claims are inherently unpredictable, management concluded, based on currently available information, that there was not a reasonable possibility that it had incurred a material and estimable loss during the periods presented related to such loss contingencies. Therefore, the Company has not recorded a reserve for any contingencies, including the legal proceedings discussed below.
On August 22, 2018, a pet service provider filed a representative action under California’s Private Attorney General Act (“PAGA”) in California Superior Court, captioned Erika Miller v. A Place for Rover, Inc., alleging that the Company misclassified pet care providers in California as independent contractors in violation of the California Labor Code and alleging various wage and hour claims under the California Labor Code. The plaintiff is seeking injunctive relief, civil penalties, attorney’s fees, and other forms of relief. The Company removed the case to the U.S. District Court for the Northern District of California. Another pet service provider was substituted as the plaintiff in the case, captioned Melanie Sportsman v. A Place for Rover, Inc. On May 6, 2021, the court granted the Company’s motion for summary judgment and entered judgment in the Company’s favor, closing the case. On May 28, 2021, the plaintiff filed a notice of appeal of the court’s dismissal with the U.S. Court of Appeals for the Ninth Circuit (the “Ninth Circuit”). The plaintiff has filed her appellate brief with the Ninth Circuit and the Company’s brief was filed in March 2022. The Company has denied the allegations of wrongdoing and intends to continue to vigorously defend against the claims in this lawsuit on appeal. The Company does not currently believe that a material loss related to this lawsuit is probable.
On October 26, 2021, a pet service provider filed a putative class action complaint in the Superior Court of California, Los Angeles County, captioned Claire Rainey v. A Place for Rover, Inc., alleging that the Company misclassified pet care providers in California as independent contractors in violation of the California Labor Code, and alleged various wage and hour claims under the California Labor Code and unfair competition claims under the Business and Professions Code. The plaintiff is seeking injunctive relief, compensatory damages, civil penalties, attorney’s fees, and other forms of relief. On January 19, 2022, the Company removed the class action to the U.S. District Court for the Central District of California, where it is now pending. On January 21, 2022, the same plaintiff filed, but has not served, a representative action under PAGA in the Superior Court of California, Los Angeles
County, captioned Claire Rainey v. A Place for Rover, Inc., alleging that the Company misclassified pet care providers in California as independent contractors in violation of the California Labor Code and alleging various wage and hour claims under the California Labor Code. The plaintiff is seeking civil penalties under PAGA, attorney’s fees, and other forms of relief. On March 18, 2022, the Company removed the PAGA lawsuit to the U.S. District Court for the Central District of California, where it is now pending. The Company has denied or intends to deny the allegations of wrongdoing and intends to vigorously defend against the claims in these lawsuits. The Company does not currently believe that a material loss related to these lawsuits is probable.
Given the inherent uncertainties of litigation, the ultimate outcome of the ongoing matters cannot be predicted with certainty. While litigation is inherently unpredictable, the Company believes it has valid defenses with respect to the legal matters pending against it. Nevertheless, the consolidated financial statements could be materially adversely affected in a particular period by the resolution of one or more of these contingencies. Liabilities established to provide for contingencies are adjusted as further information develops, circumstances change, or contingencies are resolved; and such changes are recorded in the accompanying consolidated statements of operations during the period of the change and reflected in accrued and other current liabilities on the accompanying consolidated balance sheets. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.
In addition, the Company may also find itself at greater risk to outside party claims or regulatory actions as it increases and continues its operations in jurisdictions where the laws with respect to the potential liability of online marketplaces or the employment classification of service providers who use online marketplaces are uncertain, unfavorable or unclear.
Additionally, from time to time, the Company may become subject to audit by taxing authorities or subject to other forms of inspection or audit. Due to the uncertainties inherent in the final outcome of such matters, the Company can give no assurance that it will prevail in such matters, which could have an adverse effect on the Company’s business. As of December 31, 2021 and 2020, the Company was not aware of any currently pending legal matters or claims, individually or in the aggregate, that are expected to have a material adverse impact on its consolidated financial statements.